Loans Payable (Details) - Schedule of loans payable - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Loans Payable [Abstract]
Balance, beginning of the period			$ 2,543,083
New loans	[1]	10,000,000	1,432,000	2,543,083
Repayment of loans		(10,000,000)	(3,975,083)
Balance, end of the period				$ 2,543,083

[1]	On March 2, 2022, the Company announced the closing of a $10,000,000 committed, collateralized revolving credit facility with Securitize, Inc. (the “Loan Facility”). The Loan Facility had a one-year committed term and an interest rate of 7.5% per annum.